SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	1	1	1
Foreign currency exchange rate translation	1	1	1
CNY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation		7.0176	7.2960
Foreign currency exchange rate translation	7.1896	7.2043	7.0533
SGD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	1.2903	1.2831	1.3656
Foreign currency exchange rate translation	1.3156	1.3406	1.3518